Cash, bank balances and other short-term investments - Disclosure of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Mutual funds	$ 202,165	$ 126,204
Cash in banks	23,910	78,098
Money market funds	15,881	106,915
Government bonds	2,429	3,796
Total	244,385	315,013
Cash, bank balances and other short-term investments	244,385	315,013
Government bonds	(2,429)	(3,796)
Cash and cash equivalents	$ 241,956	$ 311,217	$ 201,314	$ 234,230